Fair Value Measurements - Schedule of company's liabilities that are measured at fair value (FY) (Details) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2022
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities		$ 7,216,022	$ 857,787
Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	$ 218,213	3,890,177	450,656
Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	191,035	3,086,701	377,857
Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	14,801	239,144	29,274
Quoted Prices In Active Markets (Level 1) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities			450,656
Quoted Prices In Active Markets (Level 1) [Member] | Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	218,213		450,656
Quoted Prices In Active Markets (Level 1) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Quoted Prices In Active Markets (Level 1) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Observable Inputs (Level 2) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities		7,216,022	407,131
Significant Other Unobservable Inputs (Level 3) [Member] | Public Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities		3,890,177
Significant Other Unobservable Inputs (Level 3) [Member] | Private Placement Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	191,035	3,086,701	377,857
Significant Other Unobservable Inputs (Level 3) [Member] | Representative's Warrants [Member]
Schedule of Company's Liabilities that are Measured at Fair Value [Line Items]
Liabilities	$ 14,801	$ 239,144	$ 29,274